SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2021
SUPPLIER CONCENTRATION
6. SUPPLIER CONCENTRATION
Purchases from our top ten suppliers comprised 83%, 85%, and 83% of all purchases made in 2021, 2020, and 2019, respectively. Our largest supplier, Carrier and its affiliates, accounted for 61%, 63%, and 62% of all purchases made in 2021, 2020, and 2019, respectively. See Note 20. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.
At December 31, 2021, $78,454 was recorded as a reduction of inventory related to pricing claim advances, of which $59,644 was provided by Carrier and its affiliates.

At December 31, 2020, $68,182 was recorded as a reduction of inventory related to pricing claim advances, of which $54,593 was provided by Carrier and its affiliates.